Other Long-Term Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Other Long-term Liabilities
Schedule of Other Long-Term Liabilities
	As At March 31
	2020	2019
	(in thousands)
Contract liability (deferred revenue)(*)	$7,793	$13,271
Employee benefit obligation	465	627
	$8,258	$13,898

(*) includes significant discounting on long-term advances from customers $1,925 (2019: 458)